Income taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Taxes Recoverable [Abstract]
Income tax and Social contribution (i)	R$ 223,057	R$ 95,926
Social integration program (ii)	151,165	46,349
Value-added tax on sales and services (iii)	14,646	29,021
Other	107	265
Taxes recoverable	R$ 388,975	R$ 171,561